Income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Reconciliation Of Income Taxes
	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit/(loss) before income taxes	58,616	19,854	(128,072)
Computed expected income tax expense	14,654	4,963	(32,018)
Tax effect of non-deductible expenses	6,260	13,817	33,058
Tax effect of tax-exempt entities	716	804	604
Tax effect of non-taxable income	(21,630)	(19,584)	(1,644)
Income tax expense	-	-	-